Accounting Policies - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Significant Accounting Policies [Line Items]
Advertising expense	$ 1.9	$ 2.3	$ 2.6
Percentage of market value at which employees are able to purchase shares of common stock	90.00%
Lower Limit
Significant Accounting Policies [Line Items]
Share-based compensation cost recognition/vesting/service period	4 years	4 years	4 years
Estimated useful lives of intangible assets	1 year	1 year	1 year
Upper Limit
Significant Accounting Policies [Line Items]
Share-based compensation cost recognition/vesting/service period	5 years	5 years	5 years
Estimated useful lives of intangible assets	15 years	15 years	15 years
Software | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Software | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Computer Equipment | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years	2 years	2 years
Computer Equipment | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years	3 years	3 years
Buildings and Improvements | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years	5 years
Buildings and Improvements | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years	15 years	15 years
Leasehold Improvements | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years	3 years	3 years
Leasehold Improvements | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	20 years	20 years	20 years
Furniture and Fixtures | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	1 year	1 year	1 year
Furniture and Fixtures | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years	10 years